Consolidated Balance Sheets ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current assets:
Cash and cash equivalents	$ 2,440.7	₨ 184,678.0	₨ 215,598.0
Short-term deposits	1,959.9	148,294.8	105,742.1
Finance receivables	1,882.7	142,452.9	115,515.2
Trade receivables	1,476.6	111,726.9	189,961.7
Investments	1,435.5	108,615.3	89,383.3
Other financial assets	786.5	59,514.2	49,970.7
Inventories	4,949.8	374,527.8	390,015.9
Other current assets	828.1	62,653.5	68,622.2
Current income tax assets	18.9	1,428.0	1,843.7
Assets classified as held for sale	25.7	1,944.3	1,622.4
Total current assets	15,804.4	1,195,835.7	1,228,275.2
Non-current assets:
Finance receivables	2,224.8	168,337.8	220,731.7
Investments	136.0	10,280.5	14,975.1
Other financial assets	731.1	55,323.5	32,166.0
Property, plant and equipment	10,776.4	815,393.5	762,303.3
Right of use assets	833.5	63,068.5
Goodwill	102.7	7,770.6	7,478.7
Intangible assets	8,782.7	664,544.5	580,555.9
Investments in equity accounted investees	584.0	44,188.9	53,348.8
Non-current income tax assets	152.4	11,534.9	10,245.6
Deferred income taxes	721.3	54,578.6	51,511.1
Other non-current assets	660.0	49,945.1	25,528.5
Total non-current assets	25,704.9	1,944,966.4	1,758,844.7
Total assets	41,509.3	3,140,802.1	2,987,119.9
Current liabilities:
Accounts payable	9,326.1	705,671.9	759,681.7
Acceptances	366.3	27,713.3	31,771.2
Short-term borrowings and current portion of long-term debt	4,691.1	354,949.0	351,843.7
Other financial liabilities	1,491.4	112,853.2	103,669.2
Provisions	1,365.0	103,291.8	101,967.5
Other current liabilities	1,090.5	82,503.5	88,640.9
Current income tax liabilities	137.7	10,415.8	10,176.4
Total current liabilities	18,468.1	1,397,398.5	1,447,750.6
Non-current liabilities:
Long-term debt	11,009.7	833,048.1	708,067.0
Other financial liabilities	1,192.2	90,214.2	29,488.8
Deferred income taxes	256.7	19,418.7	14,910.4
Provisions	1,947.7	147,366.8	118,548.5
Other liabilities	731.2	55,321.1	110,287.2
Total non-current liabilities	15,137.5	1,145,368.9	981,301.9
Total liabilities	33,605.6	2,542,767.4	2,429,052.5
Equity:
Additional paid-in capital	3,963.8	299,919.3	261,387.8
Reserves	3,652.3	276,352.5	317,926.7
Other components of equity	83.7	6,334.0	(33,368.0)
Equity attributable to shareholders of Tata Motors Limited	7,794.9	589,801.2	552,738.7
Non-controlling interests	108.8	8,233.5	5,328.7
Total equity	7,903.7	598,034.7	558,067.4
Total liabilities and equity	41,509.3	3,140,802.1	2,987,119.9
Ordinary shares [Member]
Equity:
Ordinary shares	81.7	6,178.4	5,775.2
'A' Ordinary shares [Member]
Equity:
Ordinary shares	$ 13.4	₨ 1,017.0	₨ 1,017.0